Discontinued operations - Schedule of Financial Performance of Discontinued Operations (Details) - Discontinued operations [Member] - CNY (¥) ¥ in Thousands	8 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discontinued operations - Schedule of Financial Performance of Discontinued Operations (Details) [Line Items]
Revenues	¥ 93,882	¥ 86,714
Cost of revenues	(85,538)	(61,144)
Operating expenses	(26,598)	(37,115)
Other gains/(losses), net	(258)	387
Fair value changes of financial instruments at fair value through profit or loss	61	(376)
Finance costs	(2,598)	(1,108)
Loss before income tax	(21,049)	(12,642)
Income tax	(1,193)	(478)
Loss after income tax	(22,242)	(13,120)
Gain on sale of Sinopower after income tax	15,838	0
Loss from discontinued operations	(6,404)	(13,120)
Equity holders of the Company	(5,154)	(12,883)
Non-controlling interests	(1,250)	(237)

Total comprehensive loss from discontinued operations	(6,404)	(13,120)
Equity holders of the Company	(5,154)	(12,883)
Non-controlling interests	(1,250)	(237)
Net cash generated from/(used in) operating activities	(33,377)	482
Net cash used in investing activities	0	(651)
Net cash generated from financing activities	4,475	622
Net increase/(decrease) in cash and cash equivalents generated by discontinued operations	¥ (28,902)	¥ 453